Stockholders' Equity (Details) - Schedule of stock-based compensation expense over the requisite service period	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of stock-based compensation expense over the requisite service period [Abstract]
Expected term in years	2 years
Expected dividend yield	0.00%	0.00%
Volatility	51.69%
Risk-free interest Rate	0.21%